DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Deferred revenue	$ 11,927		$ 11,504
Revenue	197,007	$ 152,709
Unsatisfied performance obligations	$ 383,000
Revenue, Remaining Performance Obligation, Percentage	86.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	next 3 years
Revenue recognized from performance obligations	$ 9,600
Minimum [Member]
Expected to be recognized over periods performance obligations	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	4
Maximum [Member]
Expected to be recognized over periods performance obligations	10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Explanation	10
Recognized over time for service [Member]
Revenue			$ 5,206